Business Combination - EVgo Holdings - Proforma Information (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member]
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor						Successor
Pro forma revenue	$ 1,526						$ 13,049
Pro forma net loss	$ (890)						$ (48,668)